Basis of preparation of consolidated financial statements and material accounting policy information (Details Narrative)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Description of foreign currency adjustment	Translations of the consolidated statement of financial position, consolidated statement of profit or loss, consolidated statements of comprehensive (loss)/income and consolidated statement of cash flows from HK$ into US Dollar (“US$”) as of and for the year ended December 31, 2024 are solely for the convenience of the reader and were calculated at the rate of HK$7.7677 = US$1, as the prevailing rate as of December 31, 2024 as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.
Loss from operations	$ 25,777,881
Current liabilities exceeded in current assets	36,332,594
Other current liabilities	42,573,611
Tax loss carry forwards	33,355,000	$ 38,515,000
Unrecognised deferred tax assets, decrease	$ 5,504,000	$ 6,355,000
HKD [member]
IfrsStatementLineItems [Line Items]
Currency exchange rate translation	7.7677
USD [Member]
IfrsStatementLineItems [Line Items]
Currency exchange rate translation	1